Statement to Certificate Holders

To the holders of Bond Trust Products Trust A Pass-Through Certificates (Cusip: 09788EAA6) (the “Certificateholders”):

Reference is made to that certain Trust Agreement, dated as of May 31, 2005, among Bond Trust Products, The Bank of New York Trust Company, N.A., The Bank of New York and Incapital Holdings LLC, creating Bond Trust Products Trust A. Capitalized terms used but not specifically defined herein will retain the meanings ascribed to them in the Trust Agreement.

This Special Distribution is the result of an optional redemption by an issuer of an Underlying Note. EOP Operating Limited Partnership offered to purchase, for cash ($1,000), all of its outstanding InterNotes, including those held by Bond Trust Products Trust A. This offer was made in connection with Equity Office Properties Trust’s merger with Blackhawk Parent LLC. All of the InterNotes held by the Trust were purchased for cash by EOP and such consideration is being distributed to Certificateholders

As of the Special Distribution Date occurring on March 8, 2007 the Trustee hereby provides the following information with respect to the Underlying Notes:

Issuer	Cusip	Principal	Coupon	Maturity Date
Bank of America	06050WBK0	$500,000.00	4.1000%	June 15, 2010
CIT	12557WKX8	$500,000.00	4.3000%	June 15, 2010
Daimler Chrysler	2338E8XU8	$500,000.00	5.3000%	June 15, 2010
General Electric	36966RXP6	$500,000.00	4.0500%	June 15, 2010
HSBC	40429XCY0	$500,000.00	4.3500%	June 15, 2010
M&I	57183MFJ4	$500,000.00	4.1500%	June 15, 2010
Merrill Lynch	5901M0GQ6	$500,000.00	4.2000%	June 15, 2010
Nat Rural CFC	63743FCA2	$500,000.00	4.2500%	June 15, 2010
Protective Life	74367CCT0	$500,000.00	4.1500%	June 15, 2010
Prudential	74432AHU7	$500,000.00	4.2500%	June 15, 2010

Pursuant to Section 4.02 of the Trust Agreement, the Trustee hereby also provides notice of the following with respect to the Special Distribution Date.

(i)  The amount of distributions to Certificateholders on the Special Distribution Date allocable to the principal or interest portion of Available Funds, or the amount of premiums, if any, payable to Certificateholders on a Special Distribution Date resulting from the optional redemption of Underlying Notes, is at set forth below:

Total Amount payable to Certificateholders	Distribution Amount Allocable to Interest	Distribution Amount Allocable to Principal	Premium Amount Payable as a result of Optional Redemption
--------------------------	--------------------------	--------------------------	--------------------------
$503,468.75	$3,468.75	$500,000.00	$0.00

(ii)  At the close of business on the Distribution Date, the aggregate Certificate Principal Balance was $5,000,000.00.

(iii) The amount received by the Trustee on the related Underlying Notes in connection with the optional redemption of the Underlying Note was $503,468.75.

(iv) The aggregate principal amount of the Underlying Notes as of the Distribution Date was $5,000,000.00. The weighed average interest rate per annum for the Underlying Notes for the next succeeding Underlying Notes Accrual Period, assuming no optional redemption of any Underlying Notes, is 4.3100%.

Cc: Bond Trust Products LLC

The Bank of New York Trust Company, N.A. as Trustee
March 8, 2007
	By:	/s/ Christie Leppert
Name: Christie Leppert Title: Assistant Vice President

The Bank of New York Trust Company, N.A.